Reverse Recapitalization - Schedule of Number of the Company’s Ordinary Shares Issued and Outstanding (Details) - Ordinary Share [Member] - shares	Jun. 30, 2025	Sep. 30, 2024
Schedule of Number of the Company’s Ordinary Shares Issued and Outstanding [Line Items]
Energem’s ordinary shares outstanding prior to Reverse Recapitalization	73,844
Less: redemption of Energem’s ordinary shares	(11,739)
Ordinary shares issued to underwriter	3,375	202,500
Ordinary shares issued to financial advisor	46,000	2,760,000
Total ordinary shares issued upon completion of reverse recapitalization	111,480
Conversion of Graphjet’s ordinary shares	2,295,833
Total ordinary shares issued and outstanding upon completion of reverse recapitalization	2,407,313